Note 6 - Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Accrued Liabilities [Text Block]
6.	Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	September 30 , 20 17	December 31, 2016
Accrued compensation and related expenses	$1,094	$637
Clinical trial related expense	65	97
Professional services	55	70
Product and process development expenses	—	29
Other	4	9
Total a ccrued liabilities	$1,218	$842

Effective
October 1, 2017
, we amended the previously disclosed employment agreements, as amended, with our Executive Chairman, President and Chief Executive Officer, Chief Financial Officer and Chief Medical Officer (the “Employees”). These amendments discontinued the “accrued compensation” provision that was introduced with the prior amendments to the employment agreements between the Company and each of the Employees dated
September 12, 2016.
These amendments also include a provision whereby if the Company closes an underwritten public offering of its securities that include shares of common stock, then each of these Employees will, in lieu of cash payment for the previously accrued compensation, instead receive one
or more equity awards under the Company’s
2016
Omnibus Equity Incentive plan. See Note
10
titled “
Subsequent Events
.”

5.
     Accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31, 2016	December 31, 2015
Deferred payroll and related expenses	$637	$169
Clinical trial related expense	97	—
Professional services	70	75
Product and process development expenses	29	259
Other	9	2
Total accrued liabilities	$842	$505